Consolidated Statements of Financial Position - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property and equipment	¥ 378,769	¥ 178,179
Right-of-use assets	65,870	73,564
Intangible assets	17,966	21,664
Goodwill	44,758	44,758
Restricted cash-non-current	6,487	9,669
Deferred tax assets		997
Financial assets at FVTPL	188,083	56,919
Other non-current assets	23,668	20,025
Total non-current assets	725,601	405,775
Current assets
Inventories	321,021	204,705
Contract assets	23,305	28,005
Trade receivables	462,135	252,607
Prepayments and other receivables	269,986	197,652
Prepayments to and amounts due from related parties	9,010	26,618
Financial assets at FVTPL-current	144,252	1,685,146
Time deposits	301,401	620,148
Cash and cash equivalents	6,666,304	4,268,300
Restricted cash-current	12,910	4,814
Total current assets	8,210,324	7,287,995
Total assets	8,935,925	7,693,770
EQUITY
Share premium	14,962,531	12,750,598
Reserves	3,223,822	2,946,715
Accumulated losses	(10,286,252)	(8,631,352)
Total equity	7,900,174	7,066,019
Non-current liabilities
Lease liabilities-non-current	23,241	26,059
Long-term bank loan	0	50,040
Deferred tax liabilities	3,489	4,486
Other non-current liabilities	7,720	4,677
Total non-current liabilities	34,450	85,262
Current liabilities
Short-term bank loans, Carrying amount	324,263	30,019
Trade payables	163,000	20,713
Other payables, deposits received and accrued expenses	408,357	397,755
Contract liabilities	28,512	4,476
Lease liabilities-current	31,920	36,900
Amounts due to related parties	1,949	9,450
Put option liabilities - current	43,300	41,099
Income taxes payable	0	2,077
Total current liabilities	1,001,301	542,489
Net current assets	7,209,023	6,745,506
Total liabilities	1,035,751	627,751
Total equity and liabilities	8,935,925	7,693,770
Class A ordinary shares
EQUITY
Ordinary shares	69	54
Class B ordinary shares
EQUITY
Ordinary shares	¥ 4	¥ 4